Movements in Equity (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share buyback	£ (64,861)
Cancellation of shares	£ (60)
Increase in number of treasury shares (in shares)	1,525,947
Net decrease in equity due to share buyback and share cancellation	£ 37,352	£ (54,066)	£ (54,421)
Other comprehensive expense	(40,376)	(3,041)	(9,999)
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share buyback	(64,861)
Cancellation of shares	46,903
Net decrease in equity due to share buyback and share cancellation	17,958	0	0
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share buyback	(100)
Cancellation of shares	(66)
Net decrease in equity due to share buyback and share cancellation	57	(25)	(20)
Capital redemption reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share buyback	100
Cancellation of shares	66
Net decrease in equity due to share buyback and share cancellation	(66)
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share buyback	(46,900)
Cancellation of shares	(46,963)
Net decrease in equity due to share buyback and share cancellation	19,424	(33,592)	(30,661)
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net decrease in equity due to share buyback and share cancellation		6,842	(5,337)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments	200
Other comprehensive expense	(156)	278
Foreign exchange translation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other comprehensive expense	£ (40,220)	£ (3,319)	£ (9,999)
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares repurchased (in shares)	4,836,738
Cancellation of treasury shares (in shares)	3,310,791